CASH DIVIDEND	6 Months Ended
Jun. 30, 2026
CASH DIVIDEND
CASH DIVIDEND

14.CASH DIVIDEND

On March 20, 2025, the Group approved and declared a cash dividend of US$0.097 per ordinary share, or US$0.97 per ADS, on its outstanding shares as of the close of trading on April 9, 2025. Such dividend of approximately RMB2,136 was fully paid in 2025.

On August 20, 2025, the Group approved and declared a cash dividend of US$0.081 per ordinary share, or US$0.81 per ADS, on its outstanding shares as of the close of trading on September 9, 2025. Such dividend of approximately RMB1,771 was mostly paid in 2025.

On March 18, 2026, the Group approved and declared a cash dividend of US$0.13 per ordinary share, or US$1.30 per ADS, on its outstanding shares as of the close of trading on May 4, 2026. Such dividend of approximately RMB2,844 was mostly paid in the second quarter of 2026.

On August 17, 2026, the Group approved and declared a cash dividend of US$0.087 per ordinary share, or US$0.87 per ADS, on its outstanding shares as of the close of trading on September 8, 2026. Such dividend of approximately US$275 million was mostly paid in the third quarter of 2026.